Debt (Details Textual) - USD ($) $ in Millions			1 Months Ended					12 Months Ended
	Mar. 10, 2016	Jan. 13, 2016	Oct. 31, 2017	Aug. 04, 2016	Jul. 29, 2016	Jan. 22, 2016	Sep. 30, 2014	Dec. 31, 2017	Oct. 24, 2017	Sep. 12, 2014	May 22, 2014
Required Minimum Solvency Covenant								30.00%
Required Minimum Cash Balance								$ 22.3
Minimum Net Worth Required								$ 150.0
Minimum [Member]
Cash and Cash Equivalent Percentage								5.00%
Fair market Value Percentage								130.00%
NIBC Bank Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity										$ 13.5	$ 39.0
Debt Instrument Maturity Period								2021
NIBC Bank Facility [Member] | Tranche I [Member]
Debt Instrument, Basis Spread on Variable Rate	2.50%
Long-term Line of Credit	$ 2.3
Proceeds from Lines of Credit	25.0
NIBC Bank Facility [Member] | Additional Financing [Member]
Short-term Debt, Refinanced, Amount	$ 25.0
NIBC Bank Facility [Member] | LIBOR [Member]
Debt Instrument, Basis Spread on Variable Rate							2.90%
ABN/DVB/NIBC Joint Bank Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity		$ 213.0
Line Of Credit Facility Maximum Borrowing Capacity Increase Amount				$ 36.6
Debt Instrument Maturity Period		2023
ABN/DVB/NIBC Joint Bank Facility [Member] | LIBOR [Member]
Debt Instrument, Description of Variable Rate Basis						LIBOR plus 2.55%
Debt Instrument Maturity Period		2022
ABN/DVB/NIBC Joint Bank Facility [Member] | LIBOR [Member] | Tranche II [Member]
Debt Instrument, Description of Variable Rate Basis				LIBOR plus 2.75%
Nordea/SEB Joint Bank Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity		$ 151.0
Debt Instrument, Description of Variable Rate Basis						LIBOR plus 2.50%
Debt Instrument Maturity Period						2022
Third ABN AMRO Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity					$ 71.3
Debt Instrument, Description of Variable Rate Basis			LIBOR plus 3.5%		LIBOR plus 2.75%
Debt Instrument Maturity Period					2023
ABN Revolving Facility [Member]
Short-term Debt									$ 15.0